Tenant Leases	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Tenant Leases
15. Tenant Leases
Our real estate properties are leased to tenants under operating lease agreements that expire on various dates. Certain leases have the option to extend or terminate at the tenant’s discretion and have termination options that may result in additional fees due to the Company.
Rental revenue is recognized on a straight-line basis over the life of the lease, including any rent steps or abatement provisions. The leases do not have material variable payments, material residual value guarantees or material restrictive covenants.
The following table details the components of operating lease income from leases in which the Company is the lessor:

	Three Months Ended September 30,		Nine Months Ended September 30,
$ in thousands	2021	2020	2021	2020
Fixed lease payments	$2,448	$—	$6,451	$—
Variable lease payments	300	—	864	—

Rental revenue	$2,748	$—	$7,315	$—

Aggregate minimum annual rentals for our consolidated real estate investments through the non-cancelable
lease term are as follows:

$ in thousands
Year	Future Minimum Rents
2021 (remainder)	$1,144
2022	4,621
2023	4,739
2024	4,861
2025	4,987
2026	5,114
Thereafter	29,594

Total	$55,060